N-2	Jul. 29, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002066799
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-286960
Investment Company Act File Number	811-24083
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	3
Entity Registrant Name	StepStone Private Equity Strategies Fund
Entity Address, Address Line One	128 S Tryon St.
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	704
Local Phone Number	215-4300
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class S	Class I
SHAREHOLDER FEES
Maximum sales load (percentage of purchase amount)(1)	3.50%	None
ANNUAL FUND OPERATING EXPENSES (as a percentage of the Fund’s net assets)
Management Fee(2)	1.60%	1.60%
Acquired Fund Fees and Expenses(3)	0.60%	0.60%
Interest Payments on Borrowed Funds(4)	0.00%	0.00%
Other Expenses(5), (6)	0.47%	0.47%
Distribution and/or Shareholder Servicing Fees(7)	0.85%	—
Total Annual Fund Expenses	3.52%	2.67%

(1)
Investors purchasing Class S Shares will be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. See “Plan of Distribution.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

	Class S	Class I
SHAREHOLDER FEES
Maximum sales load (percentage of purchase amount)(1)	3.50%	None
ANNUAL FUND OPERATING EXPENSES (as a percentage of the Fund’s net assets)
Management Fee(2)	1.60%	1.60%
Acquired Fund Fees and Expenses(3)	0.60%	0.60%
Interest Payments on Borrowed Funds(4)	0.00%	0.00%
Other Expenses(5), (6)	0.47%	0.47%
Distribution and/or Shareholder Servicing Fees(7)	0.85%	—
Total Annual Fund Expenses	3.52%	2.67%
(2)
The Fund pays the Adviser a Management Fee at an annual rate of 1.60% based on the Fund's daily net assets, accrued daily and payable monthly in arrears within ten (10) business days after the end of the month.
(3)
Shareholders indirectly bear a portion of the fees and expenses incurred by the Investment Funds in which the Fund invests. Some or all of these Investment Funds charge carried interests, incentive fees or allocations based on the investment performance (“Performance Fees”). Such Investment Funds generally charge management fees of 1.00% to 2.00% based on committed capital or net asset value, and approximately 15-20% of net profits as Performance Fees. The Acquired Fund Fees and Expenses disclosed above are based on the actual fees and expenses of the Investment Funds in which the Fund was invested for the period ended December 31, 2025, which may change substantially over time, and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.60% shown as Acquired Fund Fees and Expenses reflects operating expenses of the Investment Funds (e.g., management, administration and professional fees and other fixed fees and expenses of the Investment Funds), excluding any Performance Fees.
(4)
“Interest Payments on Borrowed Funds” is estimated based on the Fund’s expected use of leverage in the form of a credit facility in an amount equal to 0.00% of the Fund’s total net assets and an estimated weighted average annual interest rate of 6.45%. The actual amount of interest expense borne by the Fund will vary over time in accordance with the Fund’s use of its credit facility and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes.
(5)
Other Expenses include all other expenses incurred by the Fund, such as professional fees relating to legal, tax and audit expenses; Fund operating expenses such as transfer agency fees, custody fees, administration fees, trustee fees, and non-interest related credit facility fees (amortization of debt acquisition costs); and expenses relating to the offering and sale of Shares. Other expenses are based on estimated amounts for the Fund's current fiscal year.
(6)
Includes amounts paid under an administration agreement (the “Administration Agreement”) between the Fund and StepStone Private Wealth as administrator (the “Administrator”). Under the Administration Agreement, the Fund pays the Administrator an administration fee (the “Administration Fee”) in an amount up to 0.18% on an annualized basis of the Fund’s net assets. From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (the “Sub-Administrator”) a sub-administration fee (the “Sub-Administration Fee”) in an amount up to 0.08% on an annualized basis of the Fund’s net assets, subject to a minimum annual fee. The Sub-Administration Fee is paid pursuant to a sub-administration agreement and a fund accounting agreement each between the Administrator and the Sub-Administrator. The Administration Fee is accrued daily based on the value of the net assets of the Fund as of the close of business on each business day (including any assets in respect of shares that is repurchased by the Fund on such date) and payable in arrears within ten business days after the end of the month. The Sub-Administration Fee is calculated in a manner substantially similar to the Administration Fee and is payable monthly in arrears.
(7)
The Fund has adopted a distribution and shareholder services plan (the “Distribution and Shareholder Services Plan”) and pays the Distribution and Shareholder Servicing Fee under such plan. The maximum annual rates at which the Distribution and Shareholder Servicing Fees may be paid under the Distribution and Shareholder Services Plan (calculated as a percentage of the Fund’s average daily net assets attributable to Class S Shares) is 0.85% for Class S Shares of which 0.25% is a shareholder servicing fee and the remaining portion, if any, is a distribution fee. Class I Shares are not subject to any distribution and/or shareholder servicing fee under the Distribution and Shareholder Services Plan. See “Plan of Distribution.”

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE:

Below is an example of the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical $1,000 investment in each class of Shares, assuming that: (1) the Fund’s annual operating expenses and offering expenses remain at the levels set forth in the table above, except to reduce annual expenses upon completion of organization and offering expenses, (2) the annual return before fees and expenses is 5.00%, (3) the net return after payment of fees and expenses is distributed to shareholders and reinvested at NAV; and (4) your financial intermediary does not directly charge you transaction or other fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class S	$69	$139	$211	$401
Class I	$27	$83	$141	$300

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class S	$69	$139	$211	$401
Class I	$27	$83	$141	$300

Purpose of Fee Table , Note [Text Block]

The fee table below is intended to assist Shareholders in understanding the various costs and expenses that the Fund expects to incur, and that Shareholders can expect to bear, by investing in the Fund.

To invest in Class S Shares of the Fund, a prospective investor must maintain or open a brokerage account with a financial institution where a selling agreement has been established (“Selling Agent”). Any costs associated with opening such an account are not reflected in the following table or the Examples below. Investors may pay other fees (such as placement fees, wrap account fees or brokerage commissions) to their Selling Agent that are not reflected in the table and examples below. Investors should contact their broker or other financial professional for more information about these costs associated with opening such an account.

Basis of Transaction Fees, Note [Text Block]	percentage of purchase amount
Other Expenses, Note [Text Block]
(5)
Other Expenses include all other expenses incurred by the Fund, such as professional fees relating to legal, tax and audit expenses; Fund operating expenses such as transfer agency fees, custody fees, administration fees, trustee fees, and non-interest related credit facility fees (amortization of debt acquisition costs); and expenses relating to the offering and sale of Shares. Other expenses are based on estimated amounts for the Fund's current fiscal year.

Acquired Fund Fees and Expenses, Note [Text Block]	Some or all of these Investment Funds charge carried interests, incentive fees or allocations based on the investment performance (“Performance Fees”). Such Investment Funds generally charge management fees of 1.00% to 2.00% based on committed capital or net asset value, and approximately 15-20% of net profits as Performance Fees. The Acquired Fund Fees and Expenses disclosed above are based on the actual fees and expenses of the Investment Funds in which the Fund was invested for the period ended December 31, 2025, which may change substantially over time, and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.60% shown as Acquired Fund Fees and Expenses reflects operating expenses of the Investment Funds (e.g., management, administration and professional fees and other fixed fees and expenses of the Investment Funds), excluding any Performance Fees.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective

The Fund’s investment objective is to achieve long-term capital appreciation.

Distinctive Attributes

The Fund offers the following attributes which create an attractive opportunity for investors when considering an investment in the Shares.

•
Deep Knowledge and Expertise in Private Equity: As one of the world’s largest allocators of capital to the private markets, StepStone’s global investment team of over 1,312 professionals oversees approximately $885 billion of private market assets as of March 31, 2026. StepStone approved over $75 billion over the last three years ended December 31, 2025, across Primary Investments, Secondary Investments, and Co-Investments.
•
Proprietary Database and Insights: StepStone’s proprietary SPI system represents one of the industry’s most comprehensive and powerful databases, tracking over 19,000 general partners across 52,000 investment funds and 293,000 investments in underlying companies/assets and incorporating information garnered from the over 5,700 investment manager meetings StepStone holds per year.
•
Differentiated Access: Given its scale, expertise, and relationships, StepStone has preferred access to top-tier Investment Managers and proprietary opportunities, including Co-Investments and Secondary Investments. Due to the scale and depth of StepStone’s global investment program, the firm has the ability to negotiate preferred terms, including fee discounts for Private Equity Assets, that will benefit the Shareholders.
•
Institutional Caliber Investment Management: StepStone has developed differentiated and customized analytics to drive the SAA of private equity portfolios for large institutional investors. StepStone uses these same tools to optimize private equity portfolio construction for the Fund with the goals of enhancing returns, reducing volatility, and managing cash flow for distribution and other purposes.

Investment Strategies

The principal elements of the Advisers’ investment strategy include: (i) securing access to attractive Secondaries, Co-Investments and Primary Investments that the Advisers believe offer attractive value in private equity; (ii) seeking to manage the Fund’s investment level and liquidity using a commitment strategy which will balance total returns with reoccurring distributions and liquidity targets; and (iii) managing risk through ongoing monitoring of the Fund’s portfolio and active portfolio construction.

The Fund intends to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Private Equity Assets. The Fund intends to count the value of any money market funds, cash, other cash equivalents or U.S. Treasury securities with remaining maturities of one year or less that cover unfunded commitments to invest equity in Investment Funds or special purpose vehicles controlled by unaffiliated general partners that will acquire a Private Equity Asset, in each case that the Fund reasonably expects to be called in the future, as qualifying Private Equity Assets for purposes of its 80% policy. The Fund’s 80% policy is non-fundamental and can be changed without Shareholder approval upon 60 days’ prior notice, provided that the Fund provides such notice in advance of a repurchase offer and such repurchase offer is not oversubscribed. The Fund must review its portfolio investments at least quarterly. If, subsequent to an investment, the Fund identifies that the requirements to its 80% policy are no longer met, the Fund will make future investments in a manner that will bring it into compliance with its 80% policy as soon as reasonably practicable. The Fund’s investment objective and strategies are non-fundamental and may be changed without Shareholder approval. For a complete description of the Fund’s fundamental policies, see “Fundamental Policies” and “Other Fundamental Policies” in the Fund’s Statement of Additional Information.

Asset Allocation. The Advisers employ an asset allocation strategy that seeks to benefit from the diversification of the Fund’s investments across geographic markets and lifecycles.

Access. The Fund provides Shareholders with access to Private Equity Assets and underlying strategies that are generally unavailable to the investing public due to resource requirements and high investment minimums.

Commitment Strategy. The Advisers plan to manage the Fund’s commitment strategy to reduce the amount of uninvested cash (or “cash drag”) associated with the underlying investments. In the majority of Primary Investments commitments are made to the fund, and the investments are completed over a three- to six-year investment period, depending on the fund. As a result, a portion of the committed capital remains uninvested in the form of unfunded commitments.

Primary Investments in which the Fund invests typically experience a “J-Curve” - the tendency to deliver negative returns and cash flows in the early years (due to the fund’s investment-related expenses and fees) and to deliver positive returns and positive cash flows later in the fund’s life as its portfolio companies mature and are sold. In order to alleviate this dynamic during the early years, the Fund intends to rely heavily on purchases of Secondaries where all or a substantial portion of the capital has already been invested and Co-Investments where the capital is largely deployed at the time of commitment. The Fund will also invest in Seasoned Investments, which are investments made after the Investment Fund has already invested a portion of its capital commitments. Seasoned Investments share many characteristics with, and are evaluated by the Fund in a similar manner as, secondary purchases because Seasoned Investments are made later in an Investment Fund’s lifecycle. As Seasoned Investments are made later in an Investment Fund’s lifecycle than typical primaries, these investments, like secondary purchases, may receive earlier distributions, and the investment returns from these investments may exhibit to a lesser degree the delayed cash flow and return “J-Curve” performance associated with primary investments. In addition, Seasoned Investments may enable the Fund to deploy capital more readily with less blind pool risk than investments in typical primaries. Lastly, over time, the Fund may make commitments to Primary Investments that have deployed a substantial portion of their commitments prior to the time of the Fund’s commitment. The Fund treats these Primary Investment commitments as Secondaries given the substantial deployment of the Primary Investment’s capital, similar to a Seasoned Investment. In certain cases, the Fund may make a Secondary Investment that is contingent upon a primary investment to which the secondary investment is “stapled,” and in such circumstances, the Adviser will treat the entire transaction (including the stapled primary) as a Secondary Investment when funded.

The commitment strategy will aim to keep the Fund substantially invested and to minimize cash drag where possible by making commitments based on anticipated future distributions from investments. The Fund will employ an “over-commitment” strategy, whereby the Fund may commit to making investments in Secondaries, Co-Investments and Primary Investments in an amount that exceeds the ability of the Fund to contribute in full at the time of making the commitment, which could result in an insufficient cash supply to fund unfunded commitments to the applicable Investment Funds. See “Risk Factors-Principal Risks Related to Private Equity Assets-Commitment Strategy.” The commitment strategy will also take other anticipated cash flows into account, such as those relating to new subscriptions, the redemption of Shares by Shareholders and distributions to Shareholders. To forecast portfolio cash flows, the Advisers will utilize a proprietary model that incorporates historical data, actual portfolio observations, insights, and forecasts by the Advisers.

Risk Management. The long-term nature of private equity investments requires a commitment to ongoing risk management. The Advisers seek to monitor the performance of Private Equity Assets and developments at the individual portfolio companies that are material positions held by the Fund. By tracking commitments, capital calls, distributions, valuations, and other pertinent details, the Advisers seek to use a range of techniques to reduce the risk associated with the commitment strategy. These techniques may include, without limitation:

•
Diversifying commitments across Private Equity Assets at different parts of fund lifecycles through the use of Secondaries, Co-Investments, and Primary Investments.
•
Actively managing cash and liquid assets.
•
Modeling and actively monitoring cash flows to avoid cash drag and maintain maximum appropriate levels of commitment.
•
Seeking to establish credit lines to provide liquidity to satisfy repurchase requests, consistent with the limitations and requirements of the 1940 Act.

To enhance the Fund’s liquidity, particularly in times of possible net outflows through the repurchase of Shares, the Advisers may from time to time determine to sell certain of the Fund’s assets in the secondary market, which could potentially result in the assets, or a portion thereof, being sold at a discounted value. For a discussion of potential adjustments to the fair value of the retained portion of an asset of which a portion is sold at a discounted value, see “Calculation of Net Asset Value.” In implementing the Fund’s liquidity management program, so as to minimize cash drag while providing the necessary liquidity to support the Fund’s private equity investment strategies and potential repurchase of Shares, the Fund may invest a portion of the Fund’s assets in securities and vehicles that are intended to provide an investment return while offering better liquidity than private equity investments. The liquid assets may include both fixed income and equities as well as public and private vehicles that derive their investment returns from fixed income and equity securities.

Subsidiaries. The Fund invests in entities (1) that will be primarily controlled by the Fund; and (2) that primarily engage in investment activities in securities or other assets (each such entity, a “Subsidiary”). A Subsidiary is “primarily controlled” by a fund when (a) the registered fund controls the unregistered entity within the meaning of Section 2(a)(9) of the 1940 Act; and (b) the registered fund’s control of the unregistered entity is greater than that of any other person. In addition, the Fund does not intend to create or acquire primary control of any entity which is primarily engaged in investment activities in securities or other assets, other than entities wholly-owned or majority-owned by the Fund. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund.

The Fund does not expect that any Subsidiary will be required to register as an investment company under the 1940 Act. The Fund expects that any investment advice provided by an investment adviser to a Subsidiary of the Fund would be provided by the Fund’s investment adviser and the Fund’s Board will consider any investment advisory services provided to a Subsidiary of the Fund in connection with the Board’s annual consideration of the Fund’s investment advisory agreement. Any investment advisory agreement for a Subsidiary will comply with Section 15 of the 1940 Act, including that (i) such investment advisory agreement will be approved by the Fund’s Board and (ii) such investment advisory agreement between the Subsidiary and its investment adviser will be filed as an exhibit to the Registration Statement.

The Fund will comply with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with any Subsidiary and, accordingly, will treat any Subsidiary’s debt as the Fund’s own debt. Any Subsidiary also would comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

Private Equity Asset Class

Private equity is a common term for investments that are typically made in private companies through bespoke, privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, subordinated debt and warrants, or other instruments, depending on the strategy of the investor and the financing requirements of the company. Investments in private equity have grown significantly over the last 20 years, driven principally by large institutional investors seeking increased returns and portfolio efficiency. Large pension funds, endowments, and other sophisticated institutional investors commonly invest a meaningful portion of their overall portfolios to private equity.

The private equity market is diverse and can be divided into several different segments, each of which may exhibit distinct characteristics based on combinations of various factors. These include the type and financing stage of the investment, the geographic region in which the investment is made and the vintage year. The Fund may invest in all segments of private equity on a global basis.

Private Equity Financing Stages

In private equity, the term “financing stage” is used to describe investments (or funds that invest) in companies at a certain stage of development. The different financing stages have distinct risk, return and correlation characteristics and play different roles within a diversified private equity portfolio. Broadly speaking, private equity investments can be broken down into three financing stages: buyout, venture capital and growth equity. These categories may be further subdivided based on the investment strategies that are employed. The Fund may make private equity investments across all financing stages and investment strategies.

•
Buyouts. Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions-particularly in the large-cap segment. Overall, debt financing typically makes up 45-65% of the price paid for a company.
•
Venture Capital. Investments in new and emerging companies are usually classified as venture capital. Such investments are often in technology, healthcare, or other high growth industries. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. Venture capital investors may finance companies along the full path of development or focus on certain sub-stages (usually classified as seed, early, and late stage) and often do so in partnership with other investors.
•
Growth Equity. Growth equity investors target companies that require additional capital to expand their businesses but are typically more mature than the recipients of traditional venture capital. Such companies might be in a high growth phase but have largely mitigated the basic technology risk in their business plan. Many venture capitalists will consider a later stage investment in previously venture-backed companies to be a growth investment. The Advisers define growth equity as a minority equity investment in a profitable company where the capital invested is used to accelerate commercialization of a product, for example, as opposed to funding a business that is not cash flow positive.

Types of Investment Structures

The Fund invests, directly and indirectly, in private equity through the various structures described below.

Secondary Investments

Secondary Investments or “Secondaries” typically refer to investments in either existing private investment funds or individual operating companies, projects or properties through the acquisition of an existing interest by one investor from another in a negotiated transaction, which are referred to as limited partner-led (or “LP-led”) secondaries. In so doing, the buyer will acquire the existing interest and take on any future funding obligations in exchange for future returns and distributions. There is also a growing general partner-led (or “GP-led”) secondary market, which has evolved toward strip sales and Continuation Vehicles with general partners structuring a vehicle that allows for continued participation in the growth of the remaining assets, or a specific asset, beyond a fund’s traditional exit time frame.

Because Secondary Investments are generally made when a Primary Investment is three-to-seven years into its investment period and has deployed a significant portion of its capital into portfolio companies, these investments are viewed as more mature. Since its inception, StepStone has invested in Secondary Investments that were 70-75% deployed on average. Thus, they are not typically expected to exhibit the initial decline in NAV associated with primaries and may reduce the impact of the “J-Curve” associated with private equity investing.

Open-Ended Funds typically refer to investments in evergreen or long duration structures, where the interest of one or multiple investors is acquired by another investor, or an interest is acquired by an investor through the provision of growth capital, in both cases typically at NAV. For the purposes of the Fund strategy, Open-Ended Funds are considered Secondary Investments, given they are, similarly, the acquisition of an interest in what is typically a mature portfolio, and all, or the majority, of capital is deployed at the time of investment, and therefore the impact of the “J-Curve” is expected to be mitigated. There can be no assurance that any or all Secondary Investments made by the Fund will exhibit this pattern of investment returns, and realization of later gains is dependent upon the performance of each Investment Fund’s portfolio investments.

The Fund will also invest in Seasoned Investments, which are investments made after the Investment Fund has already invested a portion of its capital commitments. Seasoned Investments share many characteristics with, and are evaluated by the Fund in a similar manner as, secondary purchases because Seasoned Investments are made later in an Investment Fund’s lifecycle. As Seasoned Investments are made later in an Investment Fund’s lifecycle than typical primaries, these investments, like secondary purchases, may receive earlier distributions, and the investment returns from these investments may exhibit to a lesser degree the delayed cash flow and return “J-curve” performance associated with primary investments. In addition, Seasoned Investments may enable the Fund to deploy capital more readily with less blind pool risk than investments in typical primaries.

Secondary Investments also include special purpose vehicles or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars) in which a meaningful portion of the portfolio of such special purpose vehicle or similar instrument is known prior to the time of the Fund’s investment. Quota share instruments are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio of catastrophe-oriented policies, according to a pre-defined percentage. For example, under a 10% quota share agreement, the special purpose vehicle would be entitled to 10% of all premiums associated with a defined portfolio and be responsible for 10% of all related claims. The Fund, as a holder of a quota share issued by a special purpose vehicle, would be entitled to its pro rata share of premiums received by the special purpose vehicle and would be responsible for its pro rata share of the claims, up to the total amount invested.

In certain cases, the Fund may make a Secondary Investment that is contingent upon a Primary Investment to which the Secondary Investment is “stapled,” and in such circumstances, the Adviser will treat the entire transaction (including the stapled Primary) as a Secondary Investment when funded.

The market for purchasing Investment Funds on the secondary market may be very limited and competitive, and the strategies and Investment Funds to which the Fund wishes to allocate capital may not be available for secondary investment at any given time. Purchases of Investment Funds on the secondary market may be heavily negotiated and may create additional transaction costs for the Fund.

The Advisers leverage their longstanding and intimate relationships with general partners of Investment Funds and intermediaries to source and diligence investments in Secondary Investments. See “-General Due Diligence” below for additional information. After the Advisers complete their diligence on, and obtain all internal approvals for, a Secondary Investment, the Fund will submit a binding letter of intent to acquire the investment in the Secondary Investment. If the offer is accepted by the seller (i.e., the limited partner in an LP-led transaction or the general partner in a GP-led secondary transaction), the Fund and the seller negotiate and finalize the legal documentation to close the transaction. Prior to submitting a binding letter of intent in an LP-led secondary transaction, the Fund will obtain the consent of the general partner of a Secondary Investment to effectuate the transfer of the interest in the Secondary Investment from an existing limited partner to the Fund, unless such transfer does not require the consent of the Secondary Investment’s general partner. While it is possible that a general partner may not consent to the transfer of the interest to the Fund in an LP-led secondary transaction, this risk is mitigated by the fact that LP-led secondaries are often directed to the Advisers by the general partner of the Secondary Investment and, in many cases, funds managed by the Advisers are pre-approved as secondary buyers by the general partner of the Secondary Investment.

The Fund will value its investments in Secondary Investments and other Private Equity Assets at fair value. See “Calculation of Net Asset Value.” Secondary Investment funds may be acquired at a discount to the Investment Fund’s NAV. Secondary Investments acquired at a discount will be marked up to the most recent NAV reported by the applicable Investment Manager when the Fund next determines its daily NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the Investment Manager and the negotiated purchase price. Conversely, a Secondary Investment sold at a discount will result in a decrease in the Fund’s NAV and performance by the difference between the value of the Secondary Investment as reflected in the books and records of the Fund and the negotiated sale price. Risks associated with an Investment Manager’s reported valuations are included in “Risk Factors-Principal Risks Related to Private Equity Assets-Valuation of the Fund’s Interests in Investment Funds.” To the extent any gains on the Secondary Investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to shareholders is disclosed in “Tax Aspects.”

The secondary market continues to evolve and expand. Secondaries may include various structures by which the Fund gains exposure to private equity including those described above and others that share some of the same characteristics. The Fund may invest in the equity or debt of structured transactions such as collateralized fund obligations or similar investment vehicles (“CFOs”) that own existing funds and co-investments. Such CFOs would be considered Secondary Investments by the Fund. The Fund may also invest in open-end or closed-end funds and similar investment vehicles, which may be evergreen funds with existing assets at the time of the Fund’s investment.

Co-Investments

Co-Investments involve either directly or through a special purpose vehicle acquiring an equity interest in an operating company or project generally alongside an investment by an Investment Manager through a special purpose vehicle. Co-Investments are generally structured such that the lead and co-investors collectively hold a controlling interest of the operating company or project. Capital committed to a Co-Investment is typically invested immediately, mitigating J-Curve and creating a more predictable cash flow dynamic, but equity Co-Investments may also involve a commitment to fund additional capital under certain circumstances.

Primary Investments

Primary Investments, or “primaries,” typically refer to investments in newly established private equity funds that are early in their lifecycle and have typically not yet begun investing. Primary investments are made during an initial fundraising period in the form of capital commitments, which are then called down by the Fund and utilized to finance its investments in portfolio companies during a predefined period. A private equity fund’s NAV will typically exhibit a “J-Curve,” undergoing a decline in the early portion of the fund’s lifecycle as investment-related expenses and fees accrue prior to the realization of investment gains from portfolio investments, with the trend typically reversing in the later portion of the fund’s lifecycle as portfolio investments are sold and gains from investments are realized and distributed. There can be no assurance that any or all primary investments made by the Fund will exhibit this pattern of investment returns and realization of later gains is dependent upon the performance and disposition of each Primary Investment’s portfolio investments. Private equity Primary Investments typically range in duration from ten-to-twelve years, including extensions. Underlying investments in portfolio investments generally have a three-to-six-year range of duration.

Primary Investments are generally closed-end funds and only accept new investments during a finite period. Typically, Investment Managers will not launch new funds more frequently than every two-to-four years. Market leaders generally offer multiple primary investments each year, but they may not offer funds within a given geography or that pursue a certain strategy in any particular year. Accordingly, many funds managed by top-tier private market firms will be unavailable for a primary investment at any given time. Because of the limited timeframe of opportunity for investment in any given fund, having a well-established relationship with an Investment Manager is critically important for primary investors.

Primary Investments also include quota share instruments structured as blind pools or in which a meaningful portion of the portfolio has not been identified at the time of the Fund’s investment. See “Investment Program-Types of Investment Structures-Secondary Investments” above for additional information on quota share instruments.

Geographic Regions

Private Equity Assets may be domiciled in the United States or outside the United States, though the Fund will principally invest in U.S.-domiciled investments. The Advisers intend for the Fund to have limited exposure to emerging market countries.

Investment Selection

The Advisers seek to invest the Fund’s capital allocated to each segment in the highest quality investments available. As available investment opportunities are analyzed, investment professionals seek to evaluate them in relation to historical benchmarks and peer analysis, current information from the Advisers’ private equity investments, and against each other.

General Due Diligence

The Advisers and their investment personnel use a range of resources to identify and source the availability of promising Private Equity Assets. The Advisers’ investment approach is based on the extensive research conducted by their research professionals. The Advisers’ research professionals are organized into sector-focused teams, which allow the Advisers to develop a deep perspective on the different sub-sectors in private equity.

The Advisers’ research professionals assess the relative attractiveness of different geographies and strategies for private equity investments. This allows the Advisers to identify the areas that they believe will outperform over the next three to five years, the typical investing cycle of a private equity asset. Shorter-term opportunistic allocations will also be utilized to seek to capitalize on near-term market trends. Examples of factors that are considered include the supply of capital available for investments (based on fundraising) compared to the likely supply of investment opportunities; projected growth rates; availability of leverage; long-term industry and geographic-specific trends; regulatory and political conditions; and demographic and technological trends.

The due diligence process is led by at least one StepStone partner, who is supported by the sector team that covers the relevant Investment Manager. StepStone’s Investment Committee(s) will also be highly involved throughout the manager evaluation and selection process. The Investment Committee will conduct a detailed review of each Investment Manager that has passed into the due diligence stage. StepStone’s due diligence report serves as a framework for these discussions. Once a deal has been identified as a potential transaction, the deal team summarizes the opportunity in a report. Each report is reviewed, and the team prioritizes the opportunity accordingly. Through this process, the Advisers can identify the most attractive opportunities and focus their resources on the most promising leads.

The Fund’s investment due diligence process generally is expected to include these elements:

Secondary Investments

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Independent financial modeling on an asset-by-asset basis (each underlying portfolio company), where applicable, to validate both projected multiple and internal rate of return assumptions.
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Research and analysis of the assets, sectors and strategies related to the Investment Fund, and the effect on underlying portfolio positions.
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Assessment of the managerial capability of the Investment Manager and the quality of the Investment Fund, including the Investment Manager’s ability and bandwidth for managing the existing portfolio towards liquidity.
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Responsible Investment Due Diligence.

Co-Investments

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Independent financial modeling as a means of testing and validating the business plan assumptions and projections, exit returns and valuations.
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Comparative analysis through review and the assigning of a risk score, considering key quantitative and qualitative risk factors including, but not limited to, regulatory risk, technology risk and market risk.
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Industry research (including evaluation of market size, potential growth and competitive dynamics).
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Assessment of the Investment Manager’s suitability for the investment and the managerial capability and depth at the underlying asset level.
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Responsible Investment Due Diligence.

Primary Investments

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Evaluation of the Investment Manager’s experience and resources to establish their ability to implement its investment strategy, through team, platform and performance assessments, discussions with third party references (including the Investment Manager community, limited partner community, and portfolio company founders), Investment Manager interviews, and other fund manager meetings.
•
Evaluation of the proposed investment strategy for appropriateness to the investment environment.
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Detailed review of the Investment Manager’s prior track record, including individual investment partner level attribution, and projection modeling for historical funds.
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Assessment of operational support and bandwidth for managing the existing portfolio.
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Responsible Investment Due Diligence.
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Evaluation of fund terms with a particular focus on alignment of interest between the Investment Manager and limited partners.

For each priority deal, the assigned investment team gathers and reviews available information on the underlying assets. To facilitate this process, StepStone utilizes its proprietary database, SPI, that tracks information on over 293,000 investments in underlying companies/assets, 19,000 general partners across 52,000 investment funds and incorporating information garnered from over 5,700 investment manager meetings StepStone holds per year. This database is populated with information StepStone has gathered from general partner meetings, due diligence materials, quarterly reports, annual meetings, marketing materials and other sources. The database is critical during the preliminary due diligence phase, as some parties are unwilling to share portfolio information early in the process. During this stage, StepStone also leverages information from the independent valuation assessments produced by StepStone’s monitoring and reporting team. This exercise encompasses thousands of companies and provides valuable insights on the quality of the funds’ underlying assets and the general partners’ valuation practices.

After preliminary due diligence is completed, the sector team works closely with the Investment Committee to validate that the opportunity fits the Fund’s strategy and meets its investment objective. The Investment Committee also provides valuable feedback on the assets, the merits and the risks/opportunities of each transaction.

The Advisers finalize their diligence process by interviewing the general partner, placing third party reference calls, reviewing fund-level legal documents and performing sensitivity and scenario analyses. Once the final diligence items have been performed, the Advisers will make an investment decision.

During this diligence process for all Private Equity Assets, the Advisers review offering documents, financial statements, regulatory filings and client correspondence, and may conduct interviews with senior personnel of Investment Managers. In particular, the Advisers expect to regularly communicate with the Fund’s Investment Managers and other personnel about the Private Equity Assets in which the Fund has invested or may invest, or about particular investment strategies, risk management and general market trends. This interaction facilitates ongoing portfolio analysis and may help to address potential issues, such as loss of key team members or proposed changes in constituent documents. It also provides ongoing due diligence feedback for future investments, as additional investments with a particular Investment Manager are considered. The Advisers may also perform background and reference checks on an Investment Manager’s personnel.

There can be no assurance that the Fund’s investment program will be successful, that the objectives of the Fund with respect to liquidity management will be achieved or that the Fund’s portfolio design and risk management strategies will be successful. Prospective investors should refer to the discussion of the risks associated with the investment strategy and structure of the Fund.

Responsible Investment Due Diligence

StepStone has fully integrated Responsible Investment ("RI") processes into its investment due diligence and decision-making across all asset classes and strategies. RI encompasses the consideration of material factors often grouped into environmental, social, governance, and where relevant, impact/real world outcome considerations. RI due diligence sits alongside StepStone's comprehensive operational due diligence process. Composed of leaders from across the organization, the Responsible Investment Committee provides oversight and direction for StepStone's responsible investment process. Among other things, it reviews RI due diligence within applicable investment memoranda before they are submitted to the relevant Investment Committee.

Primary Investments

For primary investments, StepStone performs a review of each fund manager and fund’s RI policy, implementation and monitoring framework. StepStone evaluates the level of commitment, accountability and leadership engagement across the fund manager. StepStone seeks to understand how aligned their RI processes are to established external frameworks and how specific material risks and opportunities are considered. Further, StepStone evaluates their RI monitoring and reporting systems. Where relevant, for impact strategies, StepStone layers on an additional layer of due diligence focused on the quality of the fund manager’s impact practices.

Co-Investments

With respect to StepStone's co-investments, StepStone completes an RI assessment at both the manager and asset level. StepStone uses several tools to complete the latter, including information from the manager and company, along with industry-specific Sustainability Accounting Standards Board materiality standards, and for specific sectors information from GRESB. Post investment, StepStone monitors the co-investment’s performance focusing on material financial and RI factors. The majority of this monitoring is conducted through an annual questionnaire and regular engagement with the fund manager supplemented by Limited Partner Advisory Committees of which StepStone is a member.

Secondaries

With respect to secondary transactions, StepStone utilizes primary RI assessments where available, along with an evaluation of the RI risk and opportunities of the key, value-driving assets. Due diligence timelines are often compressed for secondary transactions. As such, StepStone's platform creates a significant advantage due to the breadth of information StepStone typically already has on the fund manager in a secondary transaction.

Portfolio Allocation

In allocating the Fund’s capital, the Advisers seek to use the resources and capabilities they have assembled to build a diversified portfolio of investments that seeks to mitigate the effects of the J-Curve to maximize the risk adjusted returns to the Shareholders. Portfolio construction is the first level of the risk management process. At a high level, the planning of a portfolio is intended to take into account medium- to long-term secular and macroeconomic risks, and how they are likely to impact the private equity market. A fundamental premise of the Advisers investment strategy is to prioritize a proactive sourcing approach for all forms of Private Equity Assets, driven by a thoughtful portfolio construction plan.

The objective of this plan is twofold: first, to build in appropriate defensive and opportunistic elements so that downside capture of the risk of the broader capital markets is minimized, while upside capture is maximized, creating an asymmetric risk/return profile-i.e., lower downside potential, higher upside potential. This applies equally to the planning and pacing of Secondary Investments, Co-Investments and Primary Investments.

Second, this plan maximizes the potential for the portfolio to capture the greatest allocation to the best managers available. The Advisers believe that approximately two thirds of the alpha in private equity investments is created through selection of the best managers. In order to maximize allocation, it is critical to work with those managers ahead of their formal fundraising process to ensure that the maximum allocation for the subject portfolio is achieved. Similarly, proactive sourcing is critical to building the best risk-adjusted performance in Secondaries and Co-Investments.

As for the objective elements of portfolio construction, the Advisers will generally seek to invest no more than 25% of the Fund’s capital, measured at the time of investment, in any one Private Equity Asset. In addition, the Fund’s investment in any one investment will be limited to no more than 25% of the Investment Fund’s economic interests, measured at the time of investment. The Advisers may invest the Fund’s capital in Private Equity Assets that engage in investment strategies other than those described in this Prospectus and may sell the Fund’s portfolio holdings at any time.

In constructing the Fund’s portfolio, the Advisers will seek to achieve three goals: meeting the Fund’s target returns, generating sufficient liquidity for the semi-annual share repurchase program and minimizing volatility. The Advisers will dynamically allocate the portfolio among investment types with the intention of optimizing for these three goals. There can be no assurance that the Fund will provide any particular level of return, liquidity or volatility.

The projected long-term asset allocation targets shown below reflect the Advisers’ current assessment of the appropriate mix of asset classes and investment types. Over time, the targets may change. Over shorter periods, the portfolio composition may reflect the allocation of capital more opportunistically in accordance with the Fund’s investment objective. The Advisers currently expect that the Fund’s asset allocation will tilt more heavily toward Secondary Investments and Co-Investments in the near term.

Asset Allocation Targets

Investment Type	Range
Secondary Investments	50-80%
Co-Investments	10-20%
Primary Investments	0-15%

Geographic Region	Range
North America	70-80%
Europe	10-20%
Rest of World	0-10%

There can be no assurance that all investment types will be available, will be consistent with the Fund’s investment objective, will satisfy the Advisers’ due diligence considerations or will be selected for the Fund.

While the Fund actively pursues Co-Investments, the Fund’s allocations to Investment Funds may be made in the form of capital commitments which are called down by an Investment Fund over time. Thus, in general, the Fund’s private equity allocation will consist of both funded and unfunded commitments. Only the funded private equity commitments are reflected in the Fund’s NAV. Over time, the allocation ranges and commitment strategy may be adjusted based on the Advisers’ analysis of the private equity market, the Fund’s existing portfolio at the relevant time, and other pertinent factors.

StepStone Allocation Policy

Allocation decisions may arise when there is more demand from the Fund and other StepStone clients for a particular investment opportunity, such as the capacity in an Investment Fund or a Co-Investment, than supply. StepStone employs an allocation policy designed to ensure that all of its clients will be treated fairly and equitably over time. The portfolio managers have discretion to lower the allocation as appropriate for portfolio construction purposes.

With respect to Primary Investment funds, StepStone uses its best efforts to defer the allocation decision to the relevant Investment Manager, mitigating the potential conflict. In Secondary Investments, StepStone typically manages the allocation of the transactions across its clients. Under the StepStone allocation policy, if clients are similarly situated, considering all relevant facts and circumstances, allocations will be made pro rata based on the proportion budgeted for such investment by each client to the total amount of capital offered to all clients in the particular investment. Allocation of Co-Investments is a hybrid of StepStone’s approach on Investment Funds; in certain cases, Co-Investments are allocated by the Investment Manager leading the transaction, while in others StepStone has the ability to allocate the transaction across its clients, in which case the allocation method outlined with respect to secondaries is used. Due to these processes, StepStone does not believe there is a material risk of a conflict arising in the area of allocations that would disadvantage the Fund relative to another StepStone client. With respect to evergreen funds such as the Fund, StepStone may evaluate the deployment pace, investment budget and portfolio plan of such client more frequently than annually.

Importantly, StepStone’s allocation process is managed independently by StepStone’s Investment Operations team and ratified by StepStone’s Legal and Compliance department.

Leverage

The Fund is currently party to a credit facility and may borrow through other arrangements for a range of purposes. The Fund does not currently intend to borrow under the credit facility, but in the future it may use leverage to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire Private Equity Assets in advance of the Fund’s receipt of proceeds from the realization of other Private Equity Assets or additional sales of Shares) or for investment purposes.

Effective September 25, 2025, STPEX Holdings LLC, a wholly-owned subsidiary of the Fund, entered into a senior secured credit agreement with UBS AG, Stamford Bank (“UBS”), as the administrative agent, and the lenders party thereto, to provide the Fund with a revolving credit facility (“Credit Facility”). Borrowings under the Credit Facility are secured by certain assets held by STPEX Holdings LLC. As of March 31, 2026, the aggregate fair value of assets pledged as collateral under the Credit Facility was $1,878.3 million. The Credit Facility carries a commitment (“Commitment”) of $150.0 million. The purpose of the Credit Facility is to provide short-term working capital, primarily to bridge the timing of the Fund’s acquisition of Private Equity Assets in advance of the receipt of investor subscriptions. The stated maturity date of the Credit Facility is September 24, 2027, subject to extensions or termination events described in the credit agreement.

The Credit Facility has an interest rate of the secured overnight financing rate (“Term SOFR”) plus an applicable margin (“Applicable Margin”) of 3.00% per annum through December 31, 2025 and 2.75% per annum on and from January 1, 2026. The Credit Facility has a commitment fee of 0.50% per annum and a minimum utilization fee equal to the Applicable Margin. The minimum utilization fee is calculated based on a minimum borrowing requirement equal to 25.00% of the Commitment. For the period September 8, 2025 to March 31, 2026, expenses incurred by the Fund related to the Credit Facility were $1.1 million.

For the period September 8, 2025 to March 31, 2026, there were no borrowings under the Credit Facility.

The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed one third the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement. To the extent the Fund enters into derivative transactions that have leverage embedded in them, the Fund must comply with Rule 18f-4 under the 1940 Act, which, among other things, requires the Fund to either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. See “Investment Policies and Practices-Other Risks- Regulation of Derivatives” in the SAI.

Private Equity Assets may also utilize leverage in their investment activities. Borrowings by Private Equity Assets are not subject to the Asset Coverage Requirement. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Private Equity Assets and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during late 2008 or the recent global pandemic. In general, the use of leverage by Private Equity Assets or the Fund may increase the volatility of the Private Equity Assets or the Fund. See “Risk Factors - Principal Risks Related to an Investment in the Fund-Leverage Utilized by the Fund.”

Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund will make investments in private companies through bespoke, privately negotiated transactions, including investments in buyout, growth equity and, to a limited extent, venture capital. The Fund will primarily deploy capital into the following investment types, including combinations thereof: (i) purchases of (a) existing investments from other investors in (x) private investment funds (“Investment Funds”) sponsored by unaffiliated managers and/or strategic acquirers (“Investment Managers”), including open-ended funds, and (y) individual operating companies, projects or properties, and (b) interests in Investment Funds that have already invested a portion of their capital commitments in Private Equity Assets; (ii) equity investments made directly or through a special purpose vehicle in an operating company, project or property generally alongside who we believe to be a high-quality Investment Manager that leads or participates in the transaction via equity or debt, and (iii) investments in Investment Funds actively fundraising that are sponsored by who we believe to be high-quality Investment Managers. Collectively, these investment structures or vehicles are broadly referred to as “Private Equity Assets.” The Fund will principally invest in U.S.-domiciled investments but may also invest in non-U.S. investments.

The Fund intends to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Private Equity Assets. The Fund intends to count the value of any money market funds, cash, other cash equivalents or U.S. Treasury securities with remaining maturities of one year or less that cover unfunded commitments to invest equity in Investment Funds or special purpose vehicles controlled by unaffiliated general partners that will acquire a Private Equity Asset, in each case that the Fund reasonably expects to be called in the future, as qualifying Private Equity Assets for purposes of its 80% policy.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The Fund intends to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Private Equity Assets. The Fund intends to count the value of any money market funds, cash, other cash equivalents or U.S. Treasury securities with remaining maturities of one year or less that cover unfunded commitments to invest equity in Investment Funds or special purpose vehicles controlled by unaffiliated general partners that will acquire a Private Equity Asset, in each case that the Fund reasonably expects to be called in the future, as qualifying Private Equity Assets for purposes of its 80% policy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund intends to count the value of any money market funds, cash, other cash equivalents or U.S. Treasury securities with remaining maturities of one year or less that cover unfunded commitments to invest equity in Investment Funds or special purpose vehicles controlled by unaffiliated general partners that will acquire a Private Equity Asset, in each case that the Fund reasonably expects to be called in the future, as qualifying Private Equity Assets for purposes of its 80% policy.
Risk Factors [Table Text Block]

General

The value of the Fund’s total assets may be expected to fluctuate in response to fluctuations in the value of the Private Equity Assets in which the Fund invests. Discussed below are the principal risks that the Advisers and the Fund believe are associated with an investment in the Shares and the Fund’s investments in Private Equity Assets. In addition, the Fund may also make these types of investments pending the investment of assets in Private Equity Assets or to maintain the liquidity necessary to effect repurchases of Shares. When the Fund takes a defensive position or otherwise makes these types of investments, it may not achieve its investment objective.

Principal Risks Related to an Investment in the Fund

General Economic and Market Conditions. The value of the Fund’s total assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. A Private Equity Asset’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Advisers’ selection of Private Equity Assets, the allocation of offering proceeds thereto and the performance of the Private Equity Assets. The Fund’s investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Private Equity Assets. Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Limited Operating History. The Fund was recently formed and has a limited operating history. As a result, the Fund has a limited track record or history on which an investor can evaluate an investment in the Fund. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment could decline substantially as a consequence. In addition, Private Equity Assets may, in some cases, be newly organized with limited operating histories upon which to evaluate their performance.

Closed-end Interval Fund; Illiquidity of Shares. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop in the foreseeable future. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make semi-annual offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares submitted for repurchase in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares submitted for repurchase in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Repurchase Offers Risk. The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct semi-annual repurchase offers of the Fund’s outstanding Shares at NAV, with the size of the repurchase offer subject to approval of the Board. In all cases, such repurchase offers will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct semi-annual repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Shareholders, and repurchases may be funded from available cash, borrowings, subscription proceeds or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in increased portfolio turnover and untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other cash equivalents held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, including liquid investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not submit for repurchase their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders submit for repurchase more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares submitted for repurchase on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may submit for repurchase more Shares than they wish to have repurchased in a particular repurchase offer, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market, foreign currency and other risks, and the NAV of Shares submitted for repurchase in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for Shares submitted for repurchase is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions.

Similarly, identification of attractive investment opportunities by Investment Managers is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment Manager, it may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Advisers and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Advisers will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. See “Conflicts of Interest-The Advisers.”

Leverage Utilized by the Fund. The Fund is currently party to a credit facility and may borrow money in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide the Fund with liquidity up to the Asset Coverage Requirement. The Fund does not currently intend to borrow under the credit facility, but in the future it may use leverage to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Private Equity Assets in advance of the Fund’s receipt of proceeds from the realization of other Private Equity Assets or additional sales of Shares) or for investment purposes. The Fund is currently party to the Credit Facility, as amended from time to time, for such purposes. See “Investment Program-Leverage.”

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in a Private Equity Asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Tax Status. The Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S.

government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.” As such, the Advisers typically endeavor to limit the Fund’s investments in any one investment to no more than 25% of the Fund’s gross assets (measured at the time of purchase).

If the Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions made to Shareholders. In addition, all distributions (including distributions of net capital gain) made to Shareholders generally would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. If before the end of any taxable quarter of its taxable year, the Fund believes that it may fail the asset diversification test, the Fund may seek to take certain actions to avert such a failure. However, the action typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the asset diversification discrepancy) may be difficult for the Fund to pursue because of the limited liquidity of the interests in the Private Equity Assets. See “Tax Aspects.”

Private Equity Investments. Private equity is a common term for investments that are typically made in operating companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Manager. The investments held by private equity funds and Co-Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Advisers’ legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Advisers’ business. There can be no assurances that the Fund or the Advisers will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Venture Capital and Growth Equity. An Investment Fund may invest, and the Fund may co-invest in venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses.

Growth equity is usually classified by investments in private companies that have reached profitability but still need capital to achieve the desired level of commercialization before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations.

For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Emerging Markets. Some Investment Funds may invest in portfolio companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

The Fund’s Private Equity Assets could be negatively impacted by the current hostilities in Eastern Europe, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could be more significant. Certain of the Private Equity Assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the United States and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. Sanctions could result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These sanctions could also impair the Fund’s ability to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder redemptions. The Fund could seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Sector Concentration. An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and it can fluctuate as a result of increased competition or changing interest rates. In addition, events in the financial sector over the past several years have resulted in reduced liquidity in credit and a high degree of volatility in the financial markets. This situation has negatively affected many financial services companies, such as by causing such companies’ values to decline.

Currency Risk. Private Equity Assets may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Private Equity Assets are denominated against the U.S. dollar may result in a decrease in the Fund’s NAV. The Advisers will not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Non-U.S. Risk. Certain Private Equity Assets may invest in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied regarding the Private Equity Assets may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the NAV of the Fund.

Illiquidity of Private Equity Assets. There is no regular market for interest in Private Equity Assets, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Manager or portfolio company and could occur at a discount to the stated NAV. If the Advisers determine to cause the Fund to sell its interests in a Private Equity Asset, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Investments in Non-Voting Stock; Inability to Vote. Under certain circumstances, the Fund may hold its interests in the Private Equity Assets in non-voting form or limit its voting rights to a certain percentage in order to avoid becoming (i) an “affiliated person” of any Private Equity Asset within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. In such cases, where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund may irrevocably waive its rights (if any) to vote its interest in a Private Equity Asset. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote Private Equity Asset securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a Private Equity Asset could be diminished, which may consequently adversely affect the Fund and its Shareholders. Any such waiver arrangement should benefit the Fund, as it will enable the Fund to acquire more interests of a Private Equity Asset that the Advisers believe is desirable than the Fund would be able to if it were deemed to be an “affiliate” of the Private Equity Asset within the meaning of the 1940 Act.

Nature of Portfolio Companies. The Private Equity Assets include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Co-Investments. The market for Co-Investments may be very limited and competitive, and the Co-Investments to which the Fund wishes to allocate capital may not be available at any given time. Co-Investments may be heavily negotiated and may create additional transaction costs for the Fund. Co-Investments are more concentrated than investments in Investment Funds, which hold multiple portfolio companies.

Quota Share Instruments. Quota shares instruments generally will be considered illiquid securities by the Fund. Quota share instruments are typically more customizable but less liquid investments than event-linked bonds. Like event-linked bonds, an investor in quota share instruments participates in the premiums and losses associated with underlying reinsurance contracts.

Quota share instruments are subject to the same risks as insurance-linked securities described below. In addition, because quota share instruments represent an interest in a basket of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the insurer and/or reinsurer. Quota share instruments may be difficult to value.

Insurance-Linked Securities (“ILS”). The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of the ILS. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires, floods and other weather-related occurrences, as well as mortality or longevity events. Non-natural perils include disasters resulting from human-related activity such as commercial and industrial accidents or business interruptions. Major natural disasters (such as in the cases of Super Typhoon Goni in the Philippines in 2020, monsoon flooding in China in 2020, Hurricane Irma in Florida and the Caribbean in 2017, Super Storm Sandy in 2012, and Hurricane Ian in Florida in 2022) or commercial and industrial accidents (such as aviation disasters and oil spills) can result in significant losses, and investors in ILS with exposure to such natural or other disasters may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the Fund invests in ILS for which a triggering event occurs, losses associated with such event will result in losses to the Fund and a series of major triggering events affecting a large portion of the ILS held by the fund will result in substantial losses to the Fund. The Fund may also invest in ILS that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance). ILS subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such ILS are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. For example, a ceding sponsor might inflate its total claims paid above the ILS trigger level in order to share its losses with investors in the ILS. Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger amount has been reached. In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims. There is no way to accurately predict whether a trigger event will occur and, accordingly, ILS carry significant risks. In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

Trade Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Tariffs on imported goods could further increase costs, decrease margins, and adversely affect the revenues and profitability of the Private Equity Assets in which the Fund invests to the extent that rely on goods imported from such impacted jurisdictions.

There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy. Further governmental actions related to the imposition of tariffs or other trade barriers or changes to international trade agreements or policies, could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from outside of the United States.

Force Majeure Risk. Issuers may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Principal Risks Related to Private Equity Assets

Valuation of the Fund’s Interests in Investment Funds. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a daily basis. A large percentage of the securities in which the Fund invests will not have a readily ascertainable market price and will be fair valued by the Investment Manager. In this regard, an Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective.

Secondary Investment funds may be acquired at a discount to the Investment Fund’s NAV. Secondary Investments acquired at a discount will be marked up to the most recent NAV reported by the applicable Investment Manager when the Fund next determines its daily NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the Investment Manager and the negotiated purchase price. Conversely, a Secondary Investment sold at a discount will result in a decrease in the Fund’s NAV and performance by the difference between the value of the Secondary Investment as reflected in the books and records of the Fund and the negotiated sale price.

An Investment Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in such an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Investment Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser may determine to discount the value of the interests or value them at zero. The Investment Manager may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value.

Valuations Subject to Adjustment. The Fund determines its NAV daily based upon the quarterly valuations reported by the Investment Managers typically within 45-60 days of each quarter-end, which may not reflect market or other events occurring subsequent to the quarter-end. The Adviser will fair value the Fund’s holdings in Investment Funds to reflect such events, consistent with its valuation policies and considering all appropriate factors relevant to value and all indicators of value available to the Adviser; however, the determination of fair value involves judgment and there is no guarantee the Adviser will correctly fair value such investments. Additionally, the valuations reported by Investment Managers may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. The Fund’s NAV, reported for regulatory purposes, may differ from the NAV and returns reported for Shareholder transactions, resulting from adjustments made in the preparation of the Fund’s financial statements in accordance with U.S. generally accepted accounting principles required at period end.

Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. In other words, if the Fund’s NAV is adjusted after Shareholders have received their repurchase proceeds, the adjustment will not, in most cases, result in an adjustment to a Shareholder’s repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to the NAV of an Investment Fund adversely affect the Fund’s NAV, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount.

Similarly, if the Fund’s NAV is adjusted after a Shareholder purchases Shares, the adjustment generally will not result in an adjustment to the purchase price of the Shares. As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to the NAV of an Investment Fund adversely affect the Fund’s NAV, a purchasing Shareholder may be adversely affected by having purchased Shares at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may benefit a purchasing Shareholder who purchased Shares at a NAV lower than the adjusted amount. Furthermore, the Fund’s compliance with the asset diversification tests under the Internal Revenue Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

Daily Valuation Risk. The Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s holdings; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Shares may receive more or less Shares and investors who submit their Shares for repurchase may receive more or less cash proceeds than they otherwise would receive.

Furthermore, the value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation.

Valuation Risk. The Fund’s NAV is determined based on the valuation of its underlying investments, many of which do not have readily ascertainable market prices and are valued using fair value methodologies that necessarily involve the exercise of judgment. The Fund’s NAV is a critical component in several operational matters including computation of the Management Fee, any distribution and shareholder servicing fee, and the Administration Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund’s portfolio investments may be made may differ from those in the United States and may not provide the same degree of information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards.

Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. There is a risk that investors exiting an Investment Fund through a secondary transaction may possess superior knowledge regarding the value of their holdings and the portfolio investments of the Investment Fund and the Fund may pay more for a secondary investment than it would have if it were also privy to such information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Advisers consider (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a Secondary Investment, the Fund will generally not have the ability to modify or amend such Secondary Investment fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Where the Fund acquires a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Secondary Investment fund and, subsequently, that Secondary Investment fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Secondary Investment fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Secondary Investment fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Additionally, the Fund may acquire interests in Secondary Investments through structured transactions such as CFOs or similar investment vehicles that own existing secondaries and direct investments. These structures may impose additional administrative costs that the Fund would not have incurred had it invested in Secondary Investments directly. Secondary Investments held inside of a CFO may be subject to the risks and benefits of leverage at the CFO level. If the Fund acquires interests in a Secondary Investment fund through a CFO, the Fund may be limited in its ability to enforce its rights against such Secondary Investment fund.

Commitment Strategy. The Fund’s investments in Secondary Investments typically will include an unfunded portion where the Fund commits to invest equity in an Investment Fund in the future, as will the Fund’s investments in Primary Investments. Similarly, the Fund’s Co-Investments may include an unfunded commitment to invest equity in special purpose vehicles or other issuers. These unfunded commitments generally can be drawn at the discretion of the general partner of the Investment Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest equity in Investment Funds and special purpose vehicles that acquire Private Equity Assets as they come due. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

The Fund will employ an “over-commitment” strategy, which could result in an insufficient cash supply to fund unfunded commitments to Investment Funds. Such a short fall would have negative impacts on the Fund, including an adverse impact on the Fund’s ability to pay for repurchases of Shares submitted for repurchase by Shareholders, pay distributions or to meet expenses generally. Moreover, if the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Investment Fund. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Investment Funds (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iii) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Allocation Risk. The Sub-Adviser advises clients and sponsors, administers, manages and/or advises traditional and non-traditional investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the “Related Investment Accounts”). Certain Related Investment Accounts may have investment objectives and/or utilize investment strategies that are similar or comparable to those of the Fund (the “Related Funds”). As a result, certain investments may be appropriate for the Fund and also for other Related Investment Accounts.

Decisions as to the allocation of investment opportunities among the Fund and other Related Investment Accounts present numerous inherent conflicts of interest, particularly where an investment opportunity has limited availability. In order to address these conflicts of interest, the Sub-Adviser adopted allocation policies and procedures that were designed to require that all investment allocation decisions made by the investment team are being made fairly and equitably among Related Investment Accounts over time.

Subject to applicable law, the Sub-Adviser will allocate opportunities among the Fund and the Related Investment Accounts in its sole discretion. The Sub-Adviser will determine such allocations among its Related Investment Accounts in its sole discretion in accordance with their respective guidelines and based on such factors and considerations as it deems appropriate. Subject to the foregoing and the paragraph below, available capacity with respect to each investment opportunity generally will be allocated among the various Related Investment Accounts for which the investment has been approved pro rata.

The 1940 Act imposes significant limits on co-investments with affiliates of the Fund. The Advisers and the Fund have obtained an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in privately negotiated investments, subject to certain terms and conditions. Additionally, third parties, such as the general partners of Primary Investments, may not prioritize an allocation to the Fund when faced with a more established pool of capital also competing for allocation. Ultimately, an inability to receive the desired allocation to certain Private Equity Assets could represent a risk to the Fund’s ability to achieve the desired investment returns. See “Investment Program-StepStone Allocation Policy.”

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification.

“J-Curve” Performance Risk. Investment Funds typically exhibit “J-Curve” performance, such that an Investment Fund’s NAV typically declines moderately or flattens during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as assets are sold, the Advisers believe that the pattern typically reverses with increasing NAV and distributions. There can be no assurance, however, that any or all of the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

Outstanding Securities

The following table sets forth information about the Fund’s outstanding Shares as of June 30, 2026:

	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class S Shares	Unlimited	None	34,600
Class D Shares	Unlimited	None	1,002
Class I Shares	Unlimited	None	157,689,921

General Economic and Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Conditions. The value of the Fund’s total assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. A Private Equity Asset’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Advisers’ selection of Private Equity Assets, the allocation of offering proceeds thereto and the performance of the Private Equity Assets. The Fund’s investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Private Equity Assets. Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History. The Fund was recently formed and has a limited operating history. As a result, the Fund has a limited track record or history on which an investor can evaluate an investment in the Fund. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment could decline substantially as a consequence. In addition, Private Equity Assets may, in some cases, be newly organized with limited operating histories upon which to evaluate their performance.

Closed End Fund Illiquidity of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end Interval Fund; Illiquidity of Shares. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop in the foreseeable future. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make semi-annual offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares submitted for repurchase in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares submitted for repurchase in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk. The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct semi-annual repurchase offers of the Fund’s outstanding Shares at NAV, with the size of the repurchase offer subject to approval of the Board. In all cases, such repurchase offers will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct semi-annual repurchase offers for 5% of its outstanding Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Shareholders, and repurchases may be funded from available cash, borrowings, subscription proceeds or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in increased portfolio turnover and untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other cash equivalents held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, including liquid investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not submit for repurchase their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders submit for repurchase more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares submitted for repurchase on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may submit for repurchase more Shares than they wish to have repurchased in a particular repurchase offer, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market, foreign currency and other risks, and the NAV of Shares submitted for repurchase in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for Shares submitted for repurchase is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.

Availability of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions.

Similarly, identification of attractive investment opportunities by Investment Managers is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment Manager, it may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Advisers and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Advisers will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. See “Conflicts of Interest-The Advisers.”

Leverage Utilized by the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Utilized by the Fund. The Fund is currently party to a credit facility and may borrow money in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide the Fund with liquidity up to the Asset Coverage Requirement. The Fund does not currently intend to borrow under the credit facility, but in the future it may use leverage to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Private Equity Assets in advance of the Fund’s receipt of proceeds from the realization of other Private Equity Assets or additional sales of Shares) or for investment purposes. The Fund is currently party to the Credit Facility, as amended from time to time, for such purposes. See “Investment Program-Leverage.”

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in a Private Equity Asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Tax Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Status. The Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S.

government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.” As such, the Advisers typically endeavor to limit the Fund’s investments in any one investment to no more than 25% of the Fund’s gross assets (measured at the time of purchase).

If the Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions made to Shareholders. In addition, all distributions (including distributions of net capital gain) made to Shareholders generally would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. If before the end of any taxable quarter of its taxable year, the Fund believes that it may fail the asset diversification test, the Fund may seek to take certain actions to avert such a failure. However, the action typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the asset diversification discrepancy) may be difficult for the Fund to pursue because of the limited liquidity of the interests in the Private Equity Assets. See “Tax Aspects.”

Private Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments. Private equity is a common term for investments that are typically made in operating companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Manager. The investments held by private equity funds and Co-Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Advisers’ legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Advisers’ business. There can be no assurances that the Fund or the Advisers will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Venture Capital and Growth Equity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital and Growth Equity. An Investment Fund may invest, and the Fund may co-invest in venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses.

Growth equity is usually classified by investments in private companies that have reached profitability but still need capital to achieve the desired level of commercialization before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations.

For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Geographic Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets. Some Investment Funds may invest in portfolio companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

The Fund’s Private Equity Assets could be negatively impacted by the current hostilities in Eastern Europe, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could be more significant. Certain of the Private Equity Assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the United States and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. Sanctions could result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These sanctions could also impair the Fund’s ability to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder redemptions. The Fund could seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Sector Concentration [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Concentration. An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Technology Sectors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and it can fluctuate as a result of increased competition or changing interest rates. In addition, events in the financial sector over the past several years have resulted in reduced liquidity in credit and a high degree of volatility in the financial markets. This situation has negatively affected many financial services companies, such as by causing such companies’ values to decline.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk. Private Equity Assets may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Private Equity Assets are denominated against the U.S. dollar may result in a decrease in the Fund’s NAV. The Advisers will not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Non US Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Risk. Certain Private Equity Assets may invest in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied regarding the Private Equity Assets may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the NAV of the Fund.

Illiquidity of Private Equity Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Private Equity Assets. There is no regular market for interest in Private Equity Assets, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Manager or portfolio company and could occur at a discount to the stated NAV. If the Advisers determine to cause the Fund to sell its interests in a Private Equity Asset, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Investments in Non Voting Stock Inability to Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Stock; Inability to Vote. Under certain circumstances, the Fund may hold its interests in the Private Equity Assets in non-voting form or limit its voting rights to a certain percentage in order to avoid becoming (i) an “affiliated person” of any Private Equity Asset within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. In such cases, where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund may irrevocably waive its rights (if any) to vote its interest in a Private Equity Asset. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote Private Equity Asset securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a Private Equity Asset could be diminished, which may consequently adversely affect the Fund and its Shareholders. Any such waiver arrangement should benefit the Fund, as it will enable the Fund to acquire more interests of a Private Equity Asset that the Advisers believe is desirable than the Fund would be able to if it were deemed to be an “affiliate” of the Private Equity Asset within the meaning of the 1940 Act.

Nature of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies. The Private Equity Assets include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Co Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investments. The market for Co-Investments may be very limited and competitive, and the Co-Investments to which the Fund wishes to allocate capital may not be available at any given time. Co-Investments may be heavily negotiated and may create additional transaction costs for the Fund. Co-Investments are more concentrated than investments in Investment Funds, which hold multiple portfolio companies.

Quota Share Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Quota Share Instruments. Quota shares instruments generally will be considered illiquid securities by the Fund. Quota share instruments are typically more customizable but less liquid investments than event-linked bonds. Like event-linked bonds, an investor in quota share instruments participates in the premiums and losses associated with underlying reinsurance contracts.

Quota share instruments are subject to the same risks as insurance-linked securities described below. In addition, because quota share instruments represent an interest in a basket of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the insurer and/or reinsurer. Quota share instruments may be difficult to value.

Insurance Linked Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Insurance-Linked Securities (“ILS”). The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of the ILS. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires, floods and other weather-related occurrences, as well as mortality or longevity events. Non-natural perils include disasters resulting from human-related activity such as commercial and industrial accidents or business interruptions. Major natural disasters (such as in the cases of Super Typhoon Goni in the Philippines in 2020, monsoon flooding in China in 2020, Hurricane Irma in Florida and the Caribbean in 2017, Super Storm Sandy in 2012, and Hurricane Ian in Florida in 2022) or commercial and industrial accidents (such as aviation disasters and oil spills) can result in significant losses, and investors in ILS with exposure to such natural or other disasters may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the Fund invests in ILS for which a triggering event occurs, losses associated with such event will result in losses to the Fund and a series of major triggering events affecting a large portion of the ILS held by the fund will result in substantial losses to the Fund. The Fund may also invest in ILS that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance). ILS subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such ILS are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. For example, a ceding sponsor might inflate its total claims paid above the ILS trigger level in order to share its losses with investors in the ILS. Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger amount has been reached. In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims. There is no way to accurately predict whether a trigger event will occur and, accordingly, ILS carry significant risks. In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

Trade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trade Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Tariffs on imported goods could further increase costs, decrease margins, and adversely affect the revenues and profitability of the Private Equity Assets in which the Fund invests to the extent that rely on goods imported from such impacted jurisdictions.

There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy. Further governmental actions related to the imposition of tariffs or other trade barriers or changes to international trade agreements or policies, could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from outside of the United States.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Force Majeure Risk. Issuers may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Valuation of the Funds Interests in Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Interests in Investment Funds. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a daily basis. A large percentage of the securities in which the Fund invests will not have a readily ascertainable market price and will be fair valued by the Investment Manager. In this regard, an Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective.

Secondary Investment funds may be acquired at a discount to the Investment Fund’s NAV. Secondary Investments acquired at a discount will be marked up to the most recent NAV reported by the applicable Investment Manager when the Fund next determines its daily NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the Investment Manager and the negotiated purchase price. Conversely, a Secondary Investment sold at a discount will result in a decrease in the Fund’s NAV and performance by the difference between the value of the Secondary Investment as reflected in the books and records of the Fund and the negotiated sale price.

An Investment Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in such an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Investment Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser may determine to discount the value of the interests or value them at zero. The Investment Manager may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value.

Valuations Subject to Adjustment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations Subject to Adjustment. The Fund determines its NAV daily based upon the quarterly valuations reported by the Investment Managers typically within 45-60 days of each quarter-end, which may not reflect market or other events occurring subsequent to the quarter-end. The Adviser will fair value the Fund’s holdings in Investment Funds to reflect such events, consistent with its valuation policies and considering all appropriate factors relevant to value and all indicators of value available to the Adviser; however, the determination of fair value involves judgment and there is no guarantee the Adviser will correctly fair value such investments. Additionally, the valuations reported by Investment Managers may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. The Fund’s NAV, reported for regulatory purposes, may differ from the NAV and returns reported for Shareholder transactions, resulting from adjustments made in the preparation of the Fund’s financial statements in accordance with U.S. generally accepted accounting principles required at period end.

Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. In other words, if the Fund’s NAV is adjusted after Shareholders have received their repurchase proceeds, the adjustment will not, in most cases, result in an adjustment to a Shareholder’s repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to the NAV of an Investment Fund adversely affect the Fund’s NAV, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount.

Similarly, if the Fund’s NAV is adjusted after a Shareholder purchases Shares, the adjustment generally will not result in an adjustment to the purchase price of the Shares. As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to the NAV of an Investment Fund adversely affect the Fund’s NAV, a purchasing Shareholder may be adversely affected by having purchased Shares at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may benefit a purchasing Shareholder who purchased Shares at a NAV lower than the adjusted amount. Furthermore, the Fund’s compliance with the asset diversification tests under the Internal Revenue Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

Daily Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Daily Valuation Risk. The Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s holdings; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Shares may receive more or less Shares and investors who submit their Shares for repurchase may receive more or less cash proceeds than they otherwise would receive.

Furthermore, the value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation.

Valuation Risk. The Fund’s NAV is determined based on the valuation of its underlying investments, many of which do not have readily ascertainable market prices and are valued using fair value methodologies that necessarily involve the exercise of judgment. The Fund’s NAV is a critical component in several operational matters including computation of the Management Fee, any distribution and shareholder servicing fee, and the Administration Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in the Fund.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund’s portfolio investments may be made may differ from those in the United States and may not provide the same degree of information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards.

Termination of the Funds Interest in an Investment Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

General Risks of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. There is a risk that investors exiting an Investment Fund through a secondary transaction may possess superior knowledge regarding the value of their holdings and the portfolio investments of the Investment Fund and the Fund may pay more for a secondary investment than it would have if it were also privy to such information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Advisers consider (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a Secondary Investment, the Fund will generally not have the ability to modify or amend such Secondary Investment fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Where the Fund acquires a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Secondary Investment fund and, subsequently, that Secondary Investment fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Secondary Investment fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Secondary Investment fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Additionally, the Fund may acquire interests in Secondary Investments through structured transactions such as CFOs or similar investment vehicles that own existing secondaries and direct investments. These structures may impose additional administrative costs that the Fund would not have incurred had it invested in Secondary Investments directly. Secondary Investments held inside of a CFO may be subject to the risks and benefits of leverage at the CFO level. If the Fund acquires interests in a Secondary Investment fund through a CFO, the Fund may be limited in its ability to enforce its rights against such Secondary Investment fund.

Commitment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commitment Strategy. The Fund’s investments in Secondary Investments typically will include an unfunded portion where the Fund commits to invest equity in an Investment Fund in the future, as will the Fund’s investments in Primary Investments. Similarly, the Fund’s Co-Investments may include an unfunded commitment to invest equity in special purpose vehicles or other issuers. These unfunded commitments generally can be drawn at the discretion of the general partner of the Investment Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest equity in Investment Funds and special purpose vehicles that acquire Private Equity Assets as they come due. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

The Fund will employ an “over-commitment” strategy, which could result in an insufficient cash supply to fund unfunded commitments to Investment Funds. Such a short fall would have negative impacts on the Fund, including an adverse impact on the Fund’s ability to pay for repurchases of Shares submitted for repurchase by Shareholders, pay distributions or to meet expenses generally. Moreover, if the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Investment Fund. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Investment Funds (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iii) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation Risk. The Sub-Adviser advises clients and sponsors, administers, manages and/or advises traditional and non-traditional investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the “Related Investment Accounts”). Certain Related Investment Accounts may have investment objectives and/or utilize investment strategies that are similar or comparable to those of the Fund (the “Related Funds”). As a result, certain investments may be appropriate for the Fund and also for other Related Investment Accounts.

Decisions as to the allocation of investment opportunities among the Fund and other Related Investment Accounts present numerous inherent conflicts of interest, particularly where an investment opportunity has limited availability. In order to address these conflicts of interest, the Sub-Adviser adopted allocation policies and procedures that were designed to require that all investment allocation decisions made by the investment team are being made fairly and equitably among Related Investment Accounts over time.

Subject to applicable law, the Sub-Adviser will allocate opportunities among the Fund and the Related Investment Accounts in its sole discretion. The Sub-Adviser will determine such allocations among its Related Investment Accounts in its sole discretion in accordance with their respective guidelines and based on such factors and considerations as it deems appropriate. Subject to the foregoing and the paragraph below, available capacity with respect to each investment opportunity generally will be allocated among the various Related Investment Accounts for which the investment has been approved pro rata.

The 1940 Act imposes significant limits on co-investments with affiliates of the Fund. The Advisers and the Fund have obtained an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in privately negotiated investments, subject to certain terms and conditions. Additionally, third parties, such as the general partners of Primary Investments, may not prioritize an allocation to the Fund when faced with a more established pool of capital also competing for allocation. Ultimately, an inability to receive the desired allocation to certain Private Equity Assets could represent a risk to the Fund’s ability to achieve the desired investment returns. See “Investment Program-StepStone Allocation Policy.”

Non Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification.

J Curve Performance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“J-Curve” Performance Risk. Investment Funds typically exhibit “J-Curve” performance, such that an Investment Fund’s NAV typically declines moderately or flattens during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as assets are sold, the Advisers believe that the pattern typically reverses with increasing NAV and distributions. There can be no assurance, however, that any or all of the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	128 S Tryon St.
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
Contact Personnel Name	Robert W. Long
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.60%	[2]
Interest Expenses on Borrowings [Percent]	0.00%	[3]
Distribution/Servicing Fees [Percent]	0.85%	[4]
Acquired Fund Fees and Expenses [Percent]	0.60%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.47%	[6],[7]
Total Annual Expenses [Percent]	3.52%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class S Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	34,600
Class S Shares [Member] | SOLD Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 69
Expense Example, Years 1 to 3	139
Expense Example, Years 1 to 5	211
Expense Example, Years 1 to 10	401
Class S Shares [Member] | HELD Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	69
Expense Example, Years 1 to 3	139
Expense Example, Years 1 to 5	211
Expense Example, Years 1 to 10	$ 401
Class D Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class D Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1,002
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.60%	[2]
Interest Expenses on Borrowings [Percent]	0.00%	[3]
Distribution/Servicing Fees [Percent]	0.00%	[4]
Acquired Fund Fees and Expenses [Percent]	0.60%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.47%	[6],[7]
Total Annual Expenses [Percent]	2.67%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	157,689,921
Class I Shares [Member] | SOLD Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 27
Expense Example, Years 1 to 3	83
Expense Example, Years 1 to 5	141
Expense Example, Years 1 to 10	300
Class I Shares [Member] | HELD Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	27
Expense Example, Years 1 to 3	83
Expense Example, Years 1 to 5	141
Expense Example, Years 1 to 10	$ 300

[1]	Investors purchasing Class S Shares will be charged a sales load of up to 3.50% of the investment amount. The table assumes the maximum sales load is charged. See “Plan of Distribution.”
[2]	The Fund pays the Adviser a Management Fee at an annual rate of 1.60% based on the Fund's daily net assets, accrued daily and payable monthly in arrears within ten (10) business days after the end of the month.
[3]	“Interest Payments on Borrowed Funds” is estimated based on the Fund’s expected use of leverage in the form of a credit facility in an amount equal to 0.00% of the Fund’s total net assets and an estimated weighted average annual interest rate of 6.45%. The actual amount of interest expense borne by the Fund will vary over time in accordance with the Fund’s use of its credit facility and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes.
[4]	The Fund has adopted a distribution and shareholder services plan (the “Distribution and Shareholder Services Plan”) and pays the Distribution and Shareholder Servicing Fee under such plan. The maximum annual rates at which the Distribution and Shareholder Servicing Fees may be paid under the Distribution and Shareholder Services Plan (calculated as a percentage of the Fund’s average daily net assets attributable to Class S Shares) is 0.85% for Class S Shares of which 0.25% is a shareholder servicing fee and the remaining portion, if any, is a distribution fee. Class I Shares are not subject to any distribution and/or shareholder servicing fee under the Distribution and Shareholder Services Plan. See “Plan of Distribution.”
[5]	Shareholders indirectly bear a portion of the fees and expenses incurred by the Investment Funds in which the Fund invests. Some or all of these Investment Funds charge carried interests, incentive fees or allocations based on the investment performance (“Performance Fees”). Such Investment Funds generally charge management fees of 1.00% to 2.00% based on committed capital or net asset value, and approximately 15-20% of net profits as Performance Fees. The Acquired Fund Fees and Expenses disclosed above are based on the actual fees and expenses of the Investment Funds in which the Fund was invested for the period ended December 31, 2025, which may change substantially over time, and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.60% shown as Acquired Fund Fees and Expenses reflects operating expenses of the Investment Funds (e.g., management, administration and professional fees and other fixed fees and expenses of the Investment Funds), excluding any Performance Fees.
[6]	Includes amounts paid under an administration agreement (the “Administration Agreement”) between the Fund and StepStone Private Wealth as administrator (the “Administrator”). Under the Administration Agreement, the Fund pays the Administrator an administration fee (the “Administration Fee”) in an amount up to 0.18% on an annualized basis of the Fund’s net assets. From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (the “Sub-Administrator”) a sub-administration fee (the “Sub-Administration Fee”) in an amount up to 0.08% on an annualized basis of the Fund’s net assets, subject to a minimum annual fee. The Sub-Administration Fee is paid pursuant to a sub-administration agreement and a fund accounting agreement each between the Administrator and the Sub-Administrator. The Administration Fee is accrued daily based on the value of the net assets of the Fund as of the close of business on each business day (including any assets in respect of shares that is repurchased by the Fund on such date) and payable in arrears within ten business days after the end of the month. The Sub-Administration Fee is calculated in a manner substantially similar to the Administration Fee and is payable monthly in arrears.
[7]	Other Expenses include all other expenses incurred by the Fund, such as professional fees relating to legal, tax and audit expenses; Fund operating expenses such as transfer agency fees, custody fees, administration fees, trustee fees, and non-interest related credit facility fees (amortization of debt acquisition costs); and expenses relating to the offering and sale of Shares. Other expenses are based on estimated amounts for the Fund's current fiscal year.